Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables.
Schedule of Trade and other receivables

	2025			2024
	Current £m	Non-current £m	Total £m	Current £m	Non-current £m	Total £m
Trade receivables, net of expected credit loss allowance	1,642	–	1,642	1,588	–	1,588
Other prepayments and accrued income	122	–	122	114	–	114
Employee loans and advances	9	–	9	6	–	6
VAT receivable	129	–	129	151	–	151
Other third-party receivables	156	37	193	196	71	267
Total	2,058	37	2,095	2,055	71	2,126

Schedule of expected credit loss allowance

	2025 £m	2024 £m
At 1 January	36	29
Exchange adjustments	–	(1)
Charge for the year	43	38
Subsequent recoveries of amounts provided for	(27)	(25)
Utilised	(10)	(5)
At 31 December	42	36

Schedule of credit risk exposure of trade receivables using a provision matrix

Year ended 31 December 2025

	Trade receivables
		Days past due
	Current £m	0-30 days £m	31-90 days £m	91-180 days £m	181 days- 1 year £m	Greater than 1 year £m	Total £m
Estimated total gross carrying amount at default	1,447	101	46	33	23	34	1,684
Expected credit loss	5	1	2	6	5	23	42

Year ended 31 December 2024

	Trade receivables
		Days past due
	Current £m	0-30 days £m	31-90 days £m	91-180 days £m	181 days- 1 year £m	Greater than 1 year £m	Total £m
Estimated total gross carrying amount at default	1,406	113	36	26	18	25	1,624
Expected credit loss	4	1	3	2	4	22	36